OTHER EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Interest income	$ 94	$ 131
Interest expense	(315)	(818)
Discount fees (note 26(d))	(107)	(414)
Financing costs	(346)	(695)
Ransomware incident insurance recovery (note 1)	8,668	0
Ransomware incident expense (note 1)	(9,648)	0
Other	(46)	(231)
Other expense	$ (1,700)	$ (2,027)